Debt Obligations (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2010	Jun. 30, 2019	Mar. 12, 2019	Jun. 30, 2018	Sep. 30, 2010	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 14, 2019	Aug. 19, 2017
Convertible Debt Obligations [Line Items]
Debt instrument interest rate		24.18%															0.00%
Debt instrument maturity date		Mar. 01, 2021
Repayments of debt obligations												$ 95,500			$ 162,500
Accrued interest	$ 255,481							$ 447,652			$ 404,239	447,652		404,239	255,481
Interest expense								13,242		$ 16,826		51,063	59,614	85,116	100,115
Proceeds from issuance of debt		$ 519,156
Debt instrument converted amount principal												52,660	809,875	809,875	1,267,324
Repayment of principal amount												65,500
Interest repaid												3,256
Amortization of debt discount												15,545	250,265	259,709	12,217
Proceeds from sale of convertible promissory note												786,000	2,332,230	3,507,530	1,280,000
GGH [Member]
Convertible Debt Obligations [Line Items]
Debt instrument converted amount principal				$ 2,051,300
Debt conversion of convertible debt				5,266,520
Debt conversion, amount of interest converted				$ 55,308
Non controlling interest percentage				21.00%					21.00%
Accredited Investor [Member]
Convertible Debt Obligations [Line Items]
Number of shares issued upon conversion									83,587
Certain Noteholder [Member]
Convertible Debt Obligations [Line Items]
Accrued interest								709				709
Debt principal								50,000				$ 50,000
Number of shares issued upon conversion												144,882
2010 Debt Obligations [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate							8.00%
Debt instrument maturity date			Mar. 31, 2011				Mar. 31, 2011
Repayments of debt obligations															162,500
Accrued interest	255,481							299,377			279,735	$ 299,377		279,735	255,481
Interest expense								5,918		9,463		19,642	27,863	24,254	37,219
Debt principal
2017 Notes [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate											8.00%			8.00%
Debt instrument maturity date												Jun. 30, 2019
Interest expense										33,026			293,259
Proceeds from issuance of debt														$ 2,026,730
Debt conversion price per share						$ 0.63		$ 0.63			$ 0.63	$ 0.63		$ 0.63
Common stock, discount percentage											10.00%			10.00%
Beneficial conversion feature														$ 227,414
Debt principal						$ 794,875		$ 51,500				$ 51,500
Debt conversion of convertible debt						1,285,516						83,587
Debt conversion, amount of interest converted						$ 15,000						$ 1,160
Repayment of principal amount												30,000
Interest repaid												2,151
Amortization of debt discount										7,821			227,414
Debt remaining principal balance								1,170,354				1,170,354
2017 Notes [Member] | Accredited Investor [Member]
Convertible Debt Obligations [Line Items]
Proceeds from issuance of debt	20,000
2017 Notes One [Member]
Convertible Debt Obligations [Line Items]
Interest expense								23,564				72,077
Gaucho Notes [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate											7.00%			7.00%
Debt instrument maturity date					Mar. 31, 2019						Mar. 31, 2019
Interest expense								3,218		$ 2,808		44,984	$ 2,808	$ 18,786
Debt conversion price per share																$ 0.40
Common stock, discount percentage											20.00%			20.00%
Debt principal								100,000			$ 1,480,800	$ 100,000		$ 1,480,800
Debt instruments interest								$ 4,498
Proceeds from sale of convertible promissory note														$ 1,480,800
Gaucho Notes [Member] | Convertible Promissory Notes [Member]
Convertible Debt Obligations [Line Items]
Proceeds from sale of convertible promissory note					$ 786,000